Accounts receivable, net - Allowance for current expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Balance at beginning of the year	$ 1,022	$ 1,429	$ 1,764
Additions	261	213
Reversals		(189)	(188)
Write-off	(8)	(408)	(2)
Exchange difference	(17)	(23)	(145)
Balance at end of the year	$ 1,258	$ 1,022	$ 1,429